Stockholders' Equity Stockholders' Equity Reclassifications from AOCI (Details) - Reclassification out of Accumulated Other Comprehensive Income [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit	$ (4)
Reclassifications during the period	12
Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial (gain) loss and net actuarial loss from settlements included in net periodic benefit cost (credit)	$ 16